Related party transactions - Transaction with key management (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related party transactions
Research and development costs	$ 684,397	$ 434,609
Share-based payments	3,394,749	367,855
General and administrative:
Management salaries and fees	772,924	624,569
Other fees	214,243	154,936
Total key management remuneration and other expense	$ 5,066,313	$ 1,581,969